SCHEDULE OF RECONCILES THE ELEMENTS OF THE BUSINESS COMBINATION (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2023	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Gross Proceeds		$ 19,081
Less Transaction related expenses and other costs	$ (5,700)	(6,898)
Less Net liabilities assumed from PACI		(1,722)
Net proceeds from the business combination		$ 10,461